Other payables - Additional information (Details) £ in Thousands, $ in Thousands	Sep. 30, 2023 GBP (£)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 GBP (£)
Disclosure of joint operations [line items]
Other payables | £	£ 8,785		£ 814
EQRx Inc. (EQRx)
Disclosure of joint operations [line items]
Other payables | $		$ 8,750